Financial Risks - Schedule of Interest Rate (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
3 month Term SOFR [member]
Disclosure of interest rates [line items]
Interest rate	4.31%	5.33%	4.59%	0.91%	0.07%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	2.71%	3.91%	2.13%	(0.57%)	(0.55%)
10-year US Treasury [member]
Disclosure of interest rates [line items]
Interest rate	4.57%	3.86%	3.83%	1.78%	0.91%
10-year Dutch government [member]
Disclosure of interest rates [line items]
Interest rate	2.59%	2.32%	2.91%	(0.03%)	(0.48%)